Quarterly Results For 2011 and 2010 (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results For 2011 and 2010 [Abstract]
Quarterly Results For 2011 and 2010 (Unaudited)

20. Quarterly Results For 2011 and 2010 (Unaudited)

	Three Months Ended
	March 31,		June 30,		September 30,		December 31,
	2011	2010	2011	2010	2011	2010	2011	2010
Total revenues	$1,181	$1,247	$1,772	$2,203	$2,537	$1,229	$1,113	$1,302
Total benefits, losses and expenses	877	1,238	1,505	2,392	3,385	690	855	712
Income (loss) from continuing operations, net of tax	239	(7)	324	(84)	(525)	379	206	433
Income (loss) from discontinued operations, net of tax	—	(1)	—	(1)	—	(3)	—	36
Net income (loss)	239	(8)	324	(85)	(525)	376	206	469
Less: Net income (loss) attributable to the noncontrolling interest	1	2	1	3	(4)	2	2	1
Net income (loss) attributable to Hartford Life Insurance Company	$238	$(10)	$323	$(88)	$(521)	$374	$204	$468